Consolidated Statements of Operation and Comprehensive Loss		12 Months Ended
	Oct. 11, 2022 HKD ($) $ / shares shares	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares		Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares
Revenues		$ 7,396,068	$ 950,541		$ 12,354,572
Cost of revenue		(3,757,894)	(482,964)		(5,896,520)
Gross profit		3,638,174	467,577		6,458,052
Operating expenses:
Listing expenses					(1,078,047)
Share compensation		(43,299,650)	(5,564,864)
Selling, general and administrative expenses		(17,328,249)	(2,227,020)		(11,633,687)
Total operating expenses		(60,627,899)	(7,791,884)		(12,711,734)
Loss from operations		(56,989,725)	(7,324,307)		(6,253,682)
Other income:
Other income, net		1,051,653	135,158		768,075
(Allowance) reversed for credit loss		(852,250)	(109,531)		100,000
Goodwill impairment		(9,951,048)	(1,278,907)
Impairment on intangible asset		(3,581,770)	(460,328)
Share of loss of joint venture		(6,000)	(771)
Interest expense, net		(1,142,460)	(146,829)		(102,158)
Total other (loss) income, net		(14,481,875)	(1,861,208)		765,917
Loss before tax expense		(71,471,600)	(9,185,515)		(5,487,765)
Income tax credit (expense)		1,061,869	136,471
Net and total comprehensive loss		$ (70,409,731)	$ (9,049,044)		$ (5,487,765)
Net loss per share attributable to ordinary shareholders of the Company
Basic (in Dollars per share and Dollars per share) | (per share)		$ (4)		[1],[2]
Diluted (in Dollars per share and Dollars per share) | (per share)		$ (4)		[1],[2]
Weighted average number of ordinary shares used in computing net loss per share
Basic (in Shares) | shares		16,462,500	16,462,500		15,262,500
Diluted (in Shares) | shares		16,432,830	16,432,830		14,933,987
Successor
Revenues						$ 8,689,749
Cost of revenue						(5,843,677)
Gross profit						2,846,072
Operating expenses:
Listing expenses						(2,373,596)
Share compensation
Selling, general and administrative expenses						(7,053,591)
Total operating expenses						(9,427,187)
Loss from operations						(6,581,115)
Other income:
Other income, net						77,137
(Allowance) reversed for credit loss
Goodwill impairment
Impairment on intangible asset
Share of loss of joint venture
Interest expense, net						(74,587)
Total other (loss) income, net						2,550
Loss before tax expense						(6,578,565)
Income tax credit (expense)						(252,408)
Net and total comprehensive loss						$ (6,830,973)
Net loss per share attributable to ordinary shareholders of the Company
Basic (in Dollars per share and Dollars per share) | $ / shares						$ (1)
Diluted (in Dollars per share and Dollars per share) | $ / shares						$ (6)
Weighted average number of ordinary shares used in computing net loss per share
Basic (in Shares) | shares						13,250,000
Diluted (in Shares) | shares						1,169,808
Predecessor
Revenues
Cost of revenue
Gross profit
Operating expenses:
Listing expenses
Share compensation
Selling, general and administrative expenses	(173,188)
Total operating expenses	(173,188)
Loss from operations	(173,188)
Other income:
Other income, net	16,801
(Allowance) reversed for credit loss
Goodwill impairment
Impairment on intangible asset
Share of loss of joint venture
Interest expense, net
Total other (loss) income, net	16,801
Loss before tax expense	(156,387)
Income tax credit (expense)
Net and total comprehensive loss	$ (156,387)					$ (156,387)
Net loss per share attributable to ordinary shareholders of the Company
Basic (in Dollars per share and Dollars per share) | $ / shares	$ (8)
Diluted (in Dollars per share and Dollars per share) | $ / shares
Weighted average number of ordinary shares used in computing net loss per share
Basic (in Shares) | shares	20,000
Diluted (in Shares) | shares

[1]	The balance represents an amount less than US$1.
[2]	The balance represents an amount less than US$1.